Bonds Payable	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Bonds Payable
21.	BONDS PAYABLE

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Repayable at maturity in April 2026 and interest due annually with annual interest rate at 1.03%	$3,500,000	$3,500,000	$111,572
Repaid at maturity in April 2025 and interest due annually with annual interest rate at 0.90%	10,000,000	-	-
Repaid at maturity in August 2025 and interest due annually with annual interest rate at 0.85%	5,000,000	-	-
Repayable at maturity in August 2027 and interest due annually with annual interest rate at 0.95%	2,000,000	2,000,000	63,755
Unsecured overseas convertible bonds
RMB2,678,687 thousand and RMB2,043,469 thousand as of December 31, 2024 and 2025, respectively, at maturity in March 2027 and interest due annually with annual interest rate at 0.10%, 0.20%, 0.60%, 1.30%, 1.80% and 2.00% for the first, second, third, fourth, fifth and sixth year, respectively.	12,217,010	9,137,581	291,284

	32,717,010	14,637,581	466,611
Add: premiums on bonds payable	259,154	330,049	10,521

	32,976,164	14,967,630	477,132
Less: current portion of bonds payable	14,997,976	3,499,748	111,564

	$17,978,188	$11,467,882	$365,568

In March 2021, the subsidiary, USISH, offered an unsecured overseas convertible bonds (the “USISH Bonds”) in RMB3,450,000 thousand with a par value of RMB100. Within 5 trading days after maturity, USISH will redeem all the unconverted bonds at a price of 108% of the par value (including the interests of the last installation).
When the USISH Bonds were offered, the subsidiaries, USIE and ASEMTL, subscribed for the USISH Bonds at a total of RMB2,670,199 thousand. As of December 31, 2025, USIE and ASEMTL have disposed all the USISH Bonds in the public market. During USIE’s and ASEMTL’s holding of USISH Bonds, the contractual obligations assumed by USISH and the contractual rights entitled to USIE and ASEMTL were extinguished in economic substance, the assets and liabilities related to the USISH Bonds subscribed for by USIE and ASEMTL were eliminated upon the consolidation.

Each holder of the USISH Bonds has the right to convert the USISH Bonds into ordinary shares of USISH at the conversion price at any time from the first trading day after nine months of the offering date to the maturity date (the “Conversion Period”). The initial conversion price was RMB20.25 per share at offering date and the conversion price will be subject to the adjustment in the event of the conversion provisions due to anti-dilution clause. As of December 31, 2025, the conversion price was RMB18.58 per share. Within the outstanding period of the USISH Bonds, if the closing price of USISH’s ordinary shares in Shanghai Stock Exchange is lower than 80% of the current conversion price for at least 15 trading days out of any 30 consecutive trading days, the board of directors of USISH has the right to propose a downward revision on conversion price and submit it to USISH’s shareholders’ meeting for approval.
During the Conversion Period, USISH’s board of directors has the right to redeem all or part of the unconverted bonds at the price of par value plus accrued interests in either of the following circumstances: (1) if the closing price of USISH’s ordinary shares in Shanghai Stock Exchange is not less than 130% (including 130%) of the current conversion price for at least 20 trading days out of any 30 consecutive trading days, or (2) the unconverted USISH Bonds falls below RMB30,000 thousand.
In the last two interest accrual years before the maturity, the holders of USISH Bonds have the right to sell back all or part of USISH Bonds to USISH at the price of par value plus accrued interest in either of the following circumstances: (1) if the closing price of USISH’s ordinary shares in Shanghai Stock Exchange is lower than 70% of the current conversion price in any 30 consecutive trading days, or (2) if USISH is deemed to change the use of the funds pursuant to the relevant regulations of the China Securities Regulatory Commission or USISH is identified by the China Securities Regulatory Commission as changing the use of funds before the maturity. In addition, on the date of 3 years from the offering date, holders of USISH Bonds have the right to sell back all or part of USISH Bonds to USISH at 102% of the par value (including the interests accrued for the 3rd year).
At the offering date, USISH Bonds consisted of debt host contract (recognized under the line item of bonds payable), conversion right (recognized under the line item of non-controlling interests since it is an equity component of the bonds offered by the subsidiary), call option and put option (recognized under the line item of financial liabilities at FVTPL).
As of December 31, 2025, USISH Bonds with an aggregate principal amount of RMB1,406,531 thousand had been converted into approximately 75,698 thousand ordinary shares of USISH. In addition, on January 7, 2026, the early redemption conditions were met, as the closing price of the shares was at least
130%
of the conversion price for at least
20 trading days out of 30
consecutive trading days. Accordingly, the board of directors of USISH resolved to process the early redemption in accordance with the bond issuance terms. As of January 2026, bondholders had cumulatively converted USISH Bonds with an aggregate principal amount of
 RMB3,445,928
thousand into approximately
185,459
thousand ordinary shares of USISH. The remaining unconverted USISH Bonds, with a principal amount of
RMB4,072
thousand, were fully redeemed early by USISH. The total redemption payment amounted to
RMB4,138
thousand (including accrued interest).